UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Montrica Global Opportunities Master Fund
           -----------------------------------------------------
Address:   PO BOX 309 GT, Ugland House
           South Church Street
           George Town, Cayman Islands BWI
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Richard Haas
        -------------------------
Title:  Chief Operating Officer (Montrica Investment Management LLP)
        ------------------------------------------------------------
Phone:  44 20 7761 4440
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Haas                    London, England                   2/13/2008
-----------------                   ---------------                   ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           12
                                         -----------
Form 13F Information Table Value Total:     $175,288
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
HALLIBURTON CO                 COM              406216101    87311 2303100                           2303100      0    0
VIRGIN MEDIA INC               COM              92769L101    40836 2382494                           2382494      0    0
ALCOA INC                      COM              013817101    23758  650000                            650000      0    0
DAIMLERCHRYSLER AG-REG         REG SHS          D1668R123    20082  210000                            210000      0    0
FORDING CANADIAN COAL TRUST    TR UNIT          345425102      483   12500                             12500      0    0
January 08 Puts on RUY         PUT              464287955      763     620     PUT                       620      0    0
March 08 Puts on RUY           PUT              464287955      691     160     PUT                       160      0    0
March 08 Puts on NDX           PUT              337345952      668      60     PUT                        60      0    0
March 08 Puts on OIH           PUT              678002956      346   78000     PUT                     78000      0    0
April 08 Puts on OSK US        PUT              688239951      245    1000     PUT                      1000      0    0
May 08 Puts on PPG US          PUT              693506957       90     400     PUT                       400      0    0
February 08 Calls on COGN US   CALL             19244C909       15    3000     CALL                     3000      0    0